Other Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income (Expense), Net
Foreign exchange gains, net		$ 12	$ (4)
Loss on disposal of businesses	$ (1)		(3)
Non-service components of net periodic pension benefit	9	2	4
Other income (expense), net	$ 8	$ 14	$ (3)